SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES

of

BlackRock Preferred and Corporate Income Strategies Fund, Inc.
100 Bellevue Parkway
Wilmington, DE 19809
(888) 825-2257

under the

Investment Company Act of 1940

Investment Company Act File No. 811-21341
________________

1.	Title of the class of securities of BlackRock Preferred and Corporate Income Strategies Fund, Inc. (the "Fund") to be redeemed:

Auction Market Preferred Stock, par value $.01 per share, as identified by series and CUSIP in Annex A hereto (the "Shares").

2.	The date on which the securities are to be called or redeemed:

See Annex A for the dates on which Shares of each series are to be redeemed (the "Redemption Date").

3.	The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

The Shares are to be redeemed pursuant to Section 4(a)(i) of the Fund's Articles Supplementary.

4.	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

See Annex A for information concerning the number of Shares of each series and the aggregate principal amount of Shares of each series to be redeemed.  The Depository Trust Company (DTC), holder of record of the Shares, determines by random lottery how the redemption will be allocated among each participant broker-dealer account that holds Shares and each participant broker-dealer determines how to allocate each redemption among the holders of the Shares held by it.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 24th day of February, 2009.

BLACKROCK PREFERRED AND CORPORATE INCOME STRATEGIES FUND, INC.

By:	/s/ Neal J. Andrews
Name:	Neal J. Andrews
Title:	Chief Financial Officer

Annex A

Series	CUSIP	Redemption Date	Total Shares to be Redeemed	Aggregate Principal Amount to be Redeemed
M7	09255J200	March 17, 2009	160	$4,000,000
T7	09255J309	March 18, 2009	160	$4,000,000